Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Immaterial Prior Period Error Corrections
The following tables summarize the effects of the corrections on the Company’s consolidated financial statements for the years ended December 31, 2022 and 2021:

	Year Ended December 31, 2022
	As Previously Reported	Adjustment	As Revised
	(in thousands)
Deferred contract acquisition costs	$16,364	$(1,981)	$14,383
Accumulated deficit	(350,553)	(1,981)	(352,534)
Sales and marketing expenses	87,722	716	88,438
Operating profit (loss)	(108,632)	(716)	(109,348)
Profit (loss) before income taxes	(97,947)	(716)	(98,663)
Net profit (loss)	(103,989)	(716)	(104,705)
Net profit (loss) per share attributable to Class A and B ordinary shareholders, basic and diluted	$0.62	$—	$0.62

	Year Ended December 31, 2021
	As Previously Reported	Adjustment	As Revised
	(in thousands)
Deferred contract acquisition costs	$11,630	$(1,265)	$10,365
Accumulated deficit	(246,564)	(1,265)	(247,829)
Sales and marketing expenses	70,165	545	70,710
Operating profit (loss)	(55,398)	(545)	(55,943)
Profit (loss) before income taxes	(177,327)	(545)	(177,872)
Net profit (loss)	(178,885)	(545)	(179,430)
Net profit (loss) per share attributable to Class A and B ordinary shareholders, basic and diluted	$(2.34)	$(0.01)	$(2.35)

Schedules of Concentration of Risk, by Risk Factor
The following table summarize our merchants that represented 10% or more of Accounts receivable and Revenue:

	Accounts Receivable		Revenue
	As of December 31,		Year Ended December 31,
	2023	2022	2023	2022	2021
Customer A	17%	22%	11%	13%	16%
Customer B	11%	*	*	*	*
________________
*Represents less than 10%

Rollforward of Allowance for Credit Losses
The following table represents a roll-forward of the allowance for credit losses:

Year Ended December 31,
2023
(in thousands)
Beginning balance	$487
Current period provision	198
Uncollectible accounts charged against the allowance	(170)
Recoveries of amounts previously deemed uncollectible	—
Ending balance	$515

Property, Plant and Equipment
The estimated useful lives of our property and equipment are as follows:

Computer equipment	3 years
Furniture and office equipment	7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2023	2022
	(in thousands)
Computer equipment	$6,592	$6,912
Furniture and office equipment	2,593	2,531
Leasehold improvements	16,702	16,576
Property and equipment, gross	25,887	26,019
Less: accumulated depreciation and amortization	(10,248)	(7,433)
Property and equipment, net	$15,639	$18,586